Property and equipment, net (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Sub total	$ 527,635	¥ 3,792,853	¥ 5,276,501
Less: accumulated depreciation	(446,421)	(3,209,052)	(3,678,367)
Total	81,214	583,801	1,598,134
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	139,886	1,005,558	1,005,558
Mechanical Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	147,345	1,059,178	1,059,178
Electronic And Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	234,285	1,684,135	3,167,783
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub total	$ 6,119	¥ 43,982	¥ 43,982